Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of changes in goodwill within Other assets-Other (Parenthetical) (Detail) - Greentech Capital LLC [Member]
12 Months Ended
Mar. 31, 2021
Goodwill [Line Items]
Business acquisition percentage of voting interests acquired	100.00%
Business acquisition name of acquired entity	Greentech Capital, LLC